Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.
(a)
................ 6,575 $ 4,288,084
Curtiss-Wright Corp. .................. 3,518 1,220,535
HEICO Corp. ...................... 3,904 932,822
HEICO Corp. , Class A ................. 7,193 1,369,043
Howmet Aerospace, Inc. ............... 37,498 4,746,497
L3Harris Technologies, Inc. ............. 17,402 3,689,398
Textron, Inc. ....................... 17,669 1,351,855
17,598,234
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc. .. 12,909 1,466,204
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 22,313 1,392,777
Automobiles — 0.8%
Ford Motor Co. ..................... 361,381 3,642,720
General Motors Co. .................. 101,208 5,005,748
8,648,468
Banks — 2.2%
Citizens Financial Group, Inc. ........... 42,100 2,002,697
East West Bancorp, Inc. ............... 12,811 1,319,149
Fifth Third Bancorp .................. 62,802 2,782,756
First Citizens BancShares, Inc. , Class A ..... 981 2,162,801
Huntington Bancshares, Inc. ............ 133,989 2,304,611
KeyCorp .......................... 91,561 1,646,267
M&T Bank Corp. .................... 15,277 3,074,343
Regions Financial Corp. ............... 85,111 2,097,135
Truist Financial Corp. ................. 122,742 5,844,974
23,234,733
Beverages — 1.0%
Brown-Forman Corp. , Class A ........... 4,535 151,106
Brown-Forman Corp. , Class B, NVS ....... 27,511 908,138
Constellation Brands, Inc. , Class A ........ 14,942 2,701,514
Keurig Dr Pepper, Inc. ................ 99,968 3,208,973
Monster Beverage Corp.
(a)
.............. 64,812 3,156,992
10,126,723
Biotechnology — 1.5%
(a)
Alnylam Pharmaceuticals, Inc. ........... 11,885 3,224,519
Biogen, Inc. ....................... 13,353 1,921,897
BioMarin Pharmaceutical, Inc. ........... 17,393 1,102,021
Exact Sciences Corp.
(b)
................ 17,060 956,213
Incyte Corp. ....................... 15,200 1,127,232
Moderna, Inc. ...................... 31,064 1,224,543
Natera, Inc. ........................ 11,233 1,987,342
Neurocrine Biosciences, Inc. ............ 9,272 1,407,675
Sarepta Therapeutics, Inc. .............. 8,462 962,299
Summit Therapeutics, Inc.
(b)
............. 10,442 224,503
United Therapeutics Corp. .............. 3,531 1,239,981
Vaxcyte, Inc.
(b)
...................... 10,194 900,334
16,278,559
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
............... 109,972 2,585,442
eBay, Inc. ......................... 44,085 2,974,856
5,560,298
Building Products — 1.4%
Advanced Drainage Systems, Inc. ........ 6,574 794,862
Allegion plc ........................ 8,122 1,078,033
Builders FirstSource, Inc.
(a)
............. 10,531 1,761,626
Carlisle Cos., Inc. ................... 4,248 1,654,426
Johnson Controls International plc ........ 61,549 4,800,822
Security
Shares
Shares Value
Building Products (continued)
Lennox International, Inc. .............. 2,931 $ 1,736,383
Masco Corp. ....................... 20,322 1,611,128
Owens Corning ..................... 7,969 1,470,679
14,907,959
Capital Markets — 4.8%
Ameriprise Financial, Inc. .............. 8,927 4,850,575
Ares Management Corp. , Class A ......... 17,076 3,384,805
Bank of New York Mellon Corp. (The) ...... 66,910 5,749,576
Blue Owl Capital, Inc. , Class A ........... 45,764 1,190,322
Carlyle Group, Inc. (The) ............... 19,878 1,116,348
Coinbase Global, Inc. , Class A
(a)
.......... 18,635 5,428,935
FactSet Research Systems, Inc. .......... 3,503 1,661,858
Interactive Brokers Group, Inc. , Class A ..... 9,808 2,132,652
Jefferies Financial Group, Inc. ........... 15,116 1,162,269
LPL Financial Holdings, Inc. ............. 6,853 2,514,297
Morningstar, Inc. .................... 2,467 810,755
MSCI, Inc. ........................ 7,285 4,347,469
Nasdaq, Inc. ....................... 35,634 2,934,104
Northern Trust Corp. .................. 18,238 2,047,945
Raymond James Financial, Inc. .......... 16,936 2,853,377
Robinhood Markets, Inc. , Class A
(a)
........ 47,079 2,445,754
State Street Corp. ................... 26,976 2,741,301
T. Rowe Price Group, Inc. .............. 20,409 2,386,220
Tradeweb Markets, Inc. , Class A .......... 10,670 1,354,023
51,112,585
Chemicals — 2.1%
Albemarle Corp. .................... 10,788 908,242
Celanese Corp. ..................... 10,152 721,198
CF Industries Holdings, Inc. ............. 15,911 1,467,153
Corteva, Inc. ....................... 64,149 4,187,005
Dow, Inc. ......................... 64,628 2,523,723
DuPont de Nemours, Inc. .............. 38,408 2,949,734
Eastman Chemical Co. ................ 10,941 1,090,271
International Flavors & Fragrances, Inc. ..... 23,563 2,052,102
LyondellBasell Industries NV , Class A ...... 24,052 1,820,737
PPG Industries, Inc. .................. 21,734 2,507,669
RPM International, Inc. ................ 11,974 1,515,908
Westlake Corp. ..................... 3,234 369,549
22,113,291
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.
(a)
................. 4,699 1,094,867
Copart, Inc.
(a)
...................... 80,417 4,658,557
Rollins, Inc. ........................ 27,117 1,342,291
Tetra Tech, Inc. ..................... 24,586 904,765
Veralto Corp. ....................... 21,795 2,253,385
10,253,865
Communications Equipment — 0.3%
F5, Inc.
(a)
......................... 5,383 1,600,151
Juniper Networks, Inc. ................ 30,004 1,045,939
2,646,090
Construction & Engineering — 0.8%
AECOM .......................... 12,494 1,317,367
Comfort Systems USA, Inc. ............. 3,290 1,436,908
EMCOR Group, Inc. .................. 4,341 1,945,029
Quanta Services, Inc. ................. 13,404 4,123,204
8,822,508
Construction Materials — 0.6%
Martin Marietta Materials, Inc. ........... 5,687 3,094,410
Vulcan Materials Co. ................. 12,231 3,353,129
6,447,539

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 1.4%
Capital One Financial Corp. ............. 35,018 $ 7,133,517
Discover Financial Services ............. 23,029 4,630,901
Synchrony Financial .................. 35,867 2,474,106
14,238,524
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc. ............ 3,417 1,441,188
Dollar General Corp. ................. 20,149 1,431,788
Dollar Tree, Inc.
(a)
.................... 18,923 1,388,002
Kroger Co. (The) .................... 62,275 3,838,631
Performance Food Group Co.
(a)
.......... 14,370 1,297,755
Sprouts Farmers Market, Inc.
(a)
........... 9,280 1,469,395
Sysco Corp. ....................... 45,879 3,345,497
US Foods Holding Corp.
(a)
.............. 21,341 1,513,717
15,725,973
Containers & Packaging — 1.0%
Amcor plc ......................... 133,149 1,294,208
Avery Dennison Corp. ................. 7,385 1,371,616
Ball Corp. ......................... 27,468 1,529,968
International Paper Co. ................ 47,902 2,664,788
Packaging Corp. of America ............ 8,215 1,747,002
Smurfit WestRock plc ................. 45,834 2,433,327
11,040,909
Distributors — 0.3%
Genuine Parts Co. ................... 12,876 1,496,835
Pool Corp. ........................ 3,492 1,202,121
2,698,956
Diversified Consumer Services — 0.1%
Service Corp. International ............. 13,417 1,048,136
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 20,128 1,125,356
Electric Utilities — 2.9%
Alliant Energy Corp. .................. 23,421 1,379,028
American Electric Power Co., Inc. ......... 49,028 4,822,394
Edison International .................. 35,391 1,911,114
Entergy Corp. ...................... 38,804 3,146,228
Evergy, Inc. ........................ 21,268 1,364,768
Eversource Energy .................. 32,936 1,899,749
Exelon Corp. ....................... 91,738 3,669,520
FirstEnergy Corp. ................... 46,659 1,857,028
NRG Energy, Inc. .................... 19,133 1,959,985
PG&E Corp. ....................... 201,569 3,154,555
PPL Corp. ........................ 68,000 2,284,800
Xcel Energy, Inc. .................... 52,906 3,555,283
31,004,452
Electrical Equipment — 1.4%
AMETEK, Inc. ...................... 21,219 3,916,179
Hubbell, Inc. ....................... 4,927 2,084,170
nVent Electric plc .................... 15,203 989,563
Regal Rexnord Corp. ................. 6,157 977,301
Rockwell Automation, Inc. .............. 10,568 2,942,448
Vertiv Holdings Co. , Class A ............ 33,292 3,895,830
14,805,491
Electronic Equipment, Instruments & Components — 2.2%
CDW Corp. ........................ 12,302 2,449,820
Coherent Corp.
(a)
.................... 13,875 1,255,549
Corning, Inc. ....................... 71,104 3,703,096
Flex Ltd.
(a)
......................... 35,612 1,483,240
Jabil, Inc. ......................... 10,084 1,637,742
Keysight Technologies, Inc.
(a)
............ 16,042 2,861,091
TE Connectivity plc .................. 27,602 4,084,268
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
............ 4,316 $ 2,206,900
Trimble, Inc.
(a)
...................... 22,412 1,680,004
Zebra Technologies Corp. , Class A
(a)
....... 4,700 1,842,118
23,203,828
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A ............. 91,026 4,203,581
Halliburton Co. ..................... 81,612 2,123,544
Schlumberger NV ................... 129,977 5,235,473
11,562,598
Entertainment — 1.4%
Electronic Arts, Inc. .................. 21,916 2,693,695
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,037 179,297
Liberty Media Corp.-Liberty Formula One , Class
C
(a) (b)
.......................... 19,268 1,843,947
Live Nation Entertainment, Inc.
(a)
......... 13,675 1,978,499
ROBLOX Corp. , Class A
(a)
.............. 50,369 3,579,725
Take-Two Interactive Software, Inc.
(a)
....... 14,992 2,781,166
Warner Bros Discovery, Inc.
(a)
........... 206,115 2,151,841
15,208,170
Financial Services — 1.7%
Block, Inc. , Class A
(a)
................. 51,067 4,637,905
Corpay, Inc.
(a)
...................... 6,263 2,383,009
Equitable Holdings, Inc. ............... 26,305 1,431,518
Fidelity National Information Services, Inc. ... 49,696 4,048,733
Global Payments, Inc. ................ 23,475 2,649,154
Jack Henry & Associates, Inc. ........... 6,871 1,196,172
Toast, Inc. , Class A
(a)
................. 38,263 1,565,722
17,912,213
Food Products — 1.9%
Archer-Daniels-Midland Co. ............. 43,935 2,250,790
Bunge Global SA .................... 13,103 997,531
Campbell's Co. (The) ................. 18,531 718,447
Conagra Brands, Inc. ................. 43,918 1,137,037
General Mills, Inc. ................... 51,370 3,089,392
Hershey Co. (The) ................... 13,587 2,027,860
Hormel Foods Corp. .................. 26,895 806,312
J M Smucker Co. (The) ................ 9,818 1,049,446
Kellanova ......................... 24,210 1,978,683
Kraft Heinz Co. (The) ................. 81,292 2,425,753
Lamb Weston Holdings, Inc. ............ 13,454 806,433
McCormick & Co., Inc. (Non-Voting) , NVS ... 23,181 1,790,269
Tyson Foods, Inc. , Class A ............. 25,928 1,464,673
20,542,626
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 14,292 2,036,753
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc. ......... 7,661 1,311,716
Norfolk Southern Corp. ................ 20,834 5,318,920
Old Dominion Freight Line, Inc. .......... 17,136 3,180,613
Saia, Inc.
(a)
........................ 2,465 1,183,471
U-Haul Holding Co. , NVS .............. 8,733 565,375
U-Haul Holding Co.
(a) (b)
................ 720 52,466
XPO, Inc.
(a) (b)
....................... 10,647 1,423,185
13,035,746
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.
(a)
................ 6,909 1,513,831
Baxter International, Inc. ............... 46,805 1,523,971
Cooper Cos., Inc. (The)
(a)
.............. 18,406 1,777,099
Dexcom, Inc.
(a)
..................... 36,570 3,175,373

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
........... 55,434 $ 4,016,193
GE HealthCare Technologies, Inc. ........ 36,163 3,193,193
Hologic, Inc.
(a)
...................... 21,457 1,547,908
IDEXX Laboratories, Inc.
(a)
.............. 7,588 3,202,516
Insulet Corp.
(a)
...................... 6,405 1,783,024
ResMed, Inc. ...................... 13,540 3,197,877
Solventum Corp.
(a)
................... 12,849 951,597
STERIS plc ........................ 9,057 1,998,427
Zimmer Biomet Holdings, Inc. ........... 18,354 2,009,396
29,890,405
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. .................. 22,418 2,772,210
Cencora, Inc. ...................... 15,723 3,996,944
Centene Corp.
(a)
.................... 46,342 2,967,278
DaVita, Inc.
(a)
....................... 4,091 720,834
Humana, Inc. ...................... 11,064 3,244,297
Labcorp Holdings, Inc. ................ 7,819 1,953,186
Molina Healthcare, Inc.
(a)
............... 5,310 1,648,277
Quest Diagnostics, Inc. ................ 10,234 1,669,165
Tenet Healthcare Corp.
(a)
............... 8,978 1,264,911
Universal Health Services, Inc. , Class B .... 5,528 1,042,360
21,279,462
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc. ....... 14,326 1,394,636
Healthpeak Properties, Inc. ............. 65,072 1,344,387
Ventas, Inc. ....................... 38,561 2,329,856
5,068,879
Health Care Technology — 0.3%
Veeva Systems, Inc. , Class A
(a)
.......... 13,618 3,176,535
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 64,763 1,082,190
Hotels, Restaurants & Leisure — 4.2%
Airbnb, Inc. , Class A
(a)
................. 39,213 5,143,569
Carnival Corp.
(a)
..................... 94,987 2,628,290
Cava Group, Inc.
(a) (b)
.................. 6,579 888,494
Darden Restaurants, Inc. .............. 11,104 2,167,945
Domino's Pizza, Inc. .................. 3,199 1,436,735
DoorDash, Inc. , Class A
(a) (b)
............. 32,828 6,198,911
DraftKings, Inc. , Class A
(a)
.............. 43,812 1,837,913
Expedia Group, Inc.
(a)
................. 11,681 1,996,867
Flutter Entertainment plc
(a)
.............. 14,659 3,913,513
Hilton Worldwide Holdings, Inc. .......... 22,008 5,635,589
Las Vegas Sands Corp. ............... 34,872 1,598,184
Royal Caribbean Cruises Ltd. ........... 22,716 6,056,086
Texas Roadhouse, Inc. ................ 6,147 1,113,222
Yum! Brands, Inc. ................... 25,827 3,370,423
43,985,741
Household Durables — 1.5%
DR Horton, Inc. ..................... 27,427 3,891,891
Garmin Ltd. ........................ 14,110 3,045,644
Lennar Corp. , Class A ................. 21,740 2,853,158
Lennar Corp. , Class B
(b)
............... 941 118,368
Millrose Properties, Inc. , Class A
(a)
........ 11,341 125,426
NVR, Inc.
(a)
........................ 272 2,180,401
PulteGroup, Inc. .................... 18,876 2,147,711
Toll Brothers, Inc. .................... 9,502 1,290,467
15,653,066
Household Products — 0.8%
Church & Dwight Co., Inc. .............. 22,700 2,395,304
Clorox Co. (The) .................... 11,391 1,807,524
Security
Shares
Shares Value
Household Products (continued)
Kimberly-Clark Corp. ................. 30,665 $ 3,985,530
8,188,358
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The) .................... 65,933 725,263
Vistra Corp. ....................... 31,112 5,227,749
5,953,012
Industrial REITs — 0.0%
Lineage, Inc.
(b)
...................... 6,627 397,620
Insurance — 5.9%
Aflac, Inc. ......................... 46,596 5,003,478
Allstate Corp. (The) .................. 24,422 4,697,083
American International Group, Inc. ........ 57,519 4,236,850
Arch Capital Group Ltd. ............... 34,351 3,197,048
Arthur J Gallagher & Co. ............... 22,787 6,877,572
Brown & Brown, Inc. .................. 22,693 2,375,049
Cincinnati Financial Corp. .............. 14,395 1,972,835
Erie Indemnity Co. , Class A, NVS ......... 2,341 943,306
Everest Group Ltd. ................... 4,045 1,405,678
Fidelity National Financial, Inc. , Class A ..... 22,678 1,319,179
Hartford Financial Services Group, Inc. (The) . 26,718 2,980,393
Loews Corp. ....................... 17,332 1,481,019
Markel Group, Inc.
(a)
.................. 1,179 2,156,132
MetLife, Inc. ....................... 53,664 4,642,473
Principal Financial Group, Inc. ........... 21,522 1,774,489
Prudential Financial, Inc. ............... 32,868 3,969,140
Reinsurance Group of America, Inc. ....... 6,145 1,400,200
RenaissanceRe Holdings Ltd. ........... 4,765 1,108,244
Travelers Cos., Inc. (The) .............. 21,024 5,154,664
Unum Group ....................... 14,762 1,125,602
Willis Towers Watson plc ............... 9,294 3,062,977
WR Berkley Corp. ................... 28,647 1,685,303
62,568,714
Interactive Media & Services — 0.5%
(a)
Pinterest, Inc. , Class A ................ 54,658 1,801,528
Reddit, Inc. , Class A
(b)
................. 9,662 1,928,052
Snap, Inc. , Class A, NVS
(b)
............. 100,194 1,131,190
4,860,770
IT Services — 2.6%
Akamai Technologies, Inc.
(a)
............. 14,068 1,405,393
Cloudflare, Inc. , Class A
(a)
.............. 27,663 3,828,559
Cognizant Technology Solutions Corp. , Class A 46,197 3,816,334
Gartner, Inc.
(a)
...................... 7,057 3,830,751
GoDaddy, Inc. , Class A
(a)
............... 12,325 2,620,911
MongoDB, Inc. , Class A
(a)
.............. 6,517 1,781,227
Okta, Inc. , Class A
(a)
.................. 14,889 1,402,842
Snowflake, Inc. , Class A
(a)
.............. 30,077 5,459,276
Twilio, Inc. , Class A
(a)
................. 13,404 1,964,759
VeriSign, Inc.
(a)
..................... 7,678 1,650,770
27,760,822
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. .............. 26,248 3,977,097
Avantor, Inc.
(a)
...................... 62,553 1,393,681
Bio-Techne Corp. .................... 14,639 1,076,698
Illumina, Inc.
(a)
...................... 14,565 1,933,358
IQVIA Holdings, Inc.
(a)
................. 16,816 3,386,070
Mettler-Toledo International, Inc.
(a)
........ 1,966 2,682,489
Revvity, Inc. ....................... 11,421 1,440,531
Waters Corp.
(a)
..................... 5,452 2,265,197
West Pharmaceutical Services, Inc. ....... 6,710 2,291,800
20,446,921

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.5%
CNH Industrial NV ................... 83,853 $ 1,080,027
Cummins, Inc. ...................... 12,526 4,462,388
Dover Corp. ....................... 12,615 2,569,423
Fortive Corp. ....................... 32,382 2,633,628
Graco, Inc. ........................ 15,519 1,306,234
IDEX Corp. ........................ 6,926 1,553,571
Ingersoll Rand, Inc. .................. 37,260 3,494,988
Nordson Corp. ...................... 4,752 1,046,485
Otis Worldwide Corp. ................. 37,254 3,554,777
PACCAR, Inc. ...................... 47,371 5,252,496
Pentair plc ........................ 15,219 1,577,906
Snap-on, Inc. ...................... 4,832 1,716,085
Stanley Black & Decker, Inc. ............ 14,188 1,249,537
Westinghouse Air Brake Technologies Corp. .. 15,731 3,270,790
Xylem, Inc. ........................ 22,197 2,753,316
37,521,651
Media — 1.2%
Charter Communications, Inc. , Class A
(a)
.... 9,079 3,136,704
Fox Corp. , Class A, NVS ............... 21,383 1,094,382
Fox Corp. , Class B ................... 12,433 604,244
News Corp. , Class A, NVS ............. 34,932 982,288
News Corp. , Class B ................. 9,717 307,543
Omnicom Group, Inc. ................. 17,950 1,557,880
Trade Desk, Inc. (The) , Class A
(a)
......... 41,035 4,870,034
12,553,075
Metals & Mining — 1.0%
Newmont Corp. ..................... 104,878 4,480,388
Nucor Corp. ....................... 22,037 2,830,212
Reliance, Inc. ...................... 5,119 1,481,951
Steel Dynamics, Inc. .................. 13,596 1,743,007
10,535,558
Multi-Utilities — 2.7%
Ameren Corp. ...................... 24,541 2,311,762
CenterPoint Energy, Inc. ............... 58,708 1,912,120
CMS Energy Corp. ................... 27,502 1,815,132
Consolidated Edison, Inc. .............. 31,805 2,981,401
Dominion Energy, Inc. ................. 77,107 4,286,378
DTE Energy Co. .................... 18,942 2,270,767
NiSource, Inc. ...................... 43,002 1,603,975
Public Service Enterprise Group, Inc. ...... 45,891 3,833,734
Sempra .......................... 57,981 4,808,364
WEC Energy Group, Inc. ............... 29,038 2,882,312
28,705,945
Office REITs — 0.1%
BXP, Inc. ......................... 14,447 1,056,654
Oil, Gas & Consumable Fuels — 5.5%
Cheniere Energy, Inc. ................. 20,629 4,613,676
Coterra Energy, Inc. .................. 68,448 1,897,379
Devon Energy Corp. .................. 60,468 2,061,959
Diamondback Energy, Inc. .............. 17,475 2,872,191
EQT Corp. ........................ 51,878 2,652,003
Expand Energy Corp. ................. 18,471 1,876,654
Hess Corp. ........................ 25,639 3,564,590
Kinder Morgan, Inc. .................. 181,042 4,975,034
Marathon Petroleum Corp. ............. 29,582 4,310,393
Occidental Petroleum Corp. ............. 61,901 2,887,682
ONEOK, Inc. ....................... 53,613 5,209,575
Phillips 66 ......................... 37,973 4,475,877
Targa Resources Corp. ................ 19,917 3,919,666
Texas Pacific Land Corp. ............... 1,784 2,314,151
Valero Energy Corp. .................. 29,428 3,913,924
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) ............... 111,901 $ 6,202,672
57,747,426
Passenger Airlines — 0.8%
Delta Air Lines, Inc. .................. 59,112 3,976,464
Southwest Airlines Co. ................ 54,580 1,676,152
United Airlines Holdings, Inc.
(a)
........... 30,139 3,189,912
8,842,528
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The) , Class A ..... 21,297 1,776,809
Kenvue, Inc. ....................... 159,665 3,399,268
5,176,077
Pharmaceuticals — 0.2%
Royalty Pharma plc , Class A ............ 37,228 1,175,660
Viatris, Inc. ........................ 110,526 1,246,734
2,422,394
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp. ........ 11,763 1,517,427
Broadridge Financial Solutions, Inc. ....... 10,774 2,566,582
Equifax, Inc. ....................... 11,354 3,119,852
Jacobs Solutions, Inc. ................. 11,558 1,619,623
Leidos Holdings, Inc. ................. 12,327 1,750,804
Paychex, Inc. ...................... 29,822 4,403,815
Paycom Software, Inc.
(b)
............... 4,702 975,947
SS&C Technologies Holdings, Inc. ........ 19,882 1,609,448
TransUnion ........................ 17,793 1,765,955
Verisk Analytics, Inc. .................. 13,144 3,778,111
23,107,564
Real Estate Management & Development — 0.9%
(a)
CBRE Group, Inc. , Class A ............. 27,998 4,052,430
CoStar Group, Inc. ................... 37,561 2,877,173
Jones Lang LaSalle, Inc. ............... 4,380 1,238,664
Zillow Group, Inc. , Class A .............. 4,997 395,762
Zillow Group, Inc. , Class C, NVS
(b)
........ 14,827 1,219,076
9,783,105
Residential REITs — 1.5%
American Homes 4 Rent , Class A ......... 29,608 1,025,325
AvalonBay Communities, Inc. ........... 13,033 2,886,940
Camden Property Trust ................ 9,856 1,120,726
Equity LifeStyle Properties, Inc. .......... 16,703 1,093,211
Equity Residential ................... 31,650 2,235,440
Essex Property Trust, Inc. .............. 5,892 1,676,686
Invitation Homes, Inc. ................. 52,819 1,645,312
Mid-America Apartment Communities, Inc. ... 10,753 1,640,693
Sun Communities, Inc. ................ 11,434 1,446,401
UDR, Inc. ......................... 27,556 1,150,187
15,920,921
Retail REITs — 1.1%
Kimco Realty Corp. .................. 62,038 1,392,753
Realty Income Corp. .................. 80,213 4,382,838
Regency Centers Corp. ............... 15,465 1,111,006
Simon Property Group, Inc. ............. 28,237 4,909,285
11,795,882
Semiconductors & Semiconductor Equipment — 1.4%
Astera Labs, Inc.
(a)
................... 2,332 236,512
Enphase Energy, Inc.
(a) (b)
............... 12,664 788,714
Entegris, Inc. ....................... 13,809 1,402,166
First Solar, Inc.
(a)
.................... 9,386 1,572,343
Microchip Technology, Inc. .............. 48,900 2,655,270
Monolithic Power Systems, Inc. .......... 4,282 2,729,218
ON Semiconductor Corp.
(a)
............. 39,639 2,074,705

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. ............... 14,725 $ 1,306,991
Teradyne, Inc. ...................... 14,989 1,735,576
14,501,495
Software — 6.9%
ANSYS, Inc.
(a)
...................... 8,004 2,805,402
AppLovin Corp. , Class A
(a)
.............. 19,101 7,059,539
Aspen Technology, Inc.
(a)
............... 2,512 662,038
Atlassian Corp. , Class A
(a)
.............. 14,544 4,461,808
Autodesk, Inc.
(a)
..................... 19,677 6,126,237
Bentley Systems, Inc. , Class B ........... 12,446 579,361
Datadog, Inc. , Class A
(a)
............... 27,168 3,877,145
DocuSign, Inc.
(a)
.................... 18,724 1,811,172
Dynatrace, Inc.
(a)
.................... 25,336 1,463,154
Fair Isaac Corp.
(a)
.................... 2,263 4,239,866
Fortinet, Inc.
(a)
...................... 59,923 6,045,032
Gen Digital, Inc. ..................... 52,859 1,422,436
Guidewire Software, Inc.
(a) (b)
............. 7,663 1,618,962
HubSpot, Inc.
(a)
..................... 4,697 3,661,452
Manhattan Associates, Inc.
(a)
............ 5,649 1,178,325
MicroStrategy, Inc. , Class A
(a) (b)
........... 16,092 5,387,441
Nutanix, Inc. , Class A
(a)
................ 22,916 1,575,819
PTC, Inc.
(a)
........................ 10,975 2,123,443
Roper Technologies, Inc. ............... 9,804 5,643,673
Tyler Technologies, Inc.
(a)
.............. 3,865 2,325,339
Workday, Inc. , Class A
(a) (b)
.............. 19,509 5,112,529
Zoom Communications, Inc. , Class A
(a)
..... 22,083 1,919,896
Zscaler, Inc.
(a)
...................... 8,453 1,712,493
72,812,562
Specialized REITs — 2.5%
Crown Castle, Inc. ................... 39,813 3,554,504
Digital Realty Trust, Inc. ............... 30,559 5,007,398
Extra Space Storage, Inc. .............. 19,453 2,995,762
Gaming & Leisure Properties, Inc. ........ 24,255 1,173,699
Iron Mountain, Inc. ................... 26,882 2,730,405
Public Storage ...................... 14,583 4,352,734
SBA Communications Corp. ............ 9,937 1,963,154
VICI Properties, Inc. .................. 97,260 2,895,430
Weyerhaeuser Co. ................... 66,803 2,045,508
26,718,594
Specialty Retail — 2.5%
AutoZone, Inc.
(a)
.................... 1,557 5,216,277
Best Buy Co., Inc. ................... 18,001 1,545,566
Burlington Stores, Inc.
(a)
............... 5,843 1,659,003
CarMax, Inc.
(a)
...................... 14,653 1,254,883
Carvana Co. , Class A
(a)
................ 10,967 2,714,113
Dick's Sporting Goods, Inc. ............. 5,370 1,289,068
Floor & Decor Holdings, Inc. , Class A
(a)
..... 9,853 986,285
Ross Stores, Inc. .................... 30,120 4,534,867
Tractor Supply Co. ................... 50,233 2,730,666
Ulta Beauty, Inc.
(a)
................... 4,411 1,817,994
Williams-Sonoma, Inc. ................ 11,199 2,367,133
26,115,855
Technology Hardware, Storage & Peripherals — 1.7%
Dell Technologies, Inc. , Class C .......... 28,679 2,971,144
Hewlett Packard Enterprise Co. .......... 119,540 2,533,053
HP, Inc. .......................... 88,422 2,873,715
NetApp, Inc. ....................... 18,967 2,315,871
Pure Storage, Inc. , Class A
(a)
............ 28,203 1,911,881
Seagate Technology Holdings plc ......... 18,545 1,786,996
Super Micro Computer, Inc.
(a) (b)
........... 45,814 1,306,615
Western Digital Corp.
(a)
................ 31,807 2,071,590
17,770,865
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.6%
(a)
Deckers Outdoor Corp. ................ 14,181 $ 2,515,142
Lululemon Athletica, Inc.
(b)
.............. 9,886 4,094,781
6,609,923
Trading Companies & Distributors — 1.8%
Fastenal Co. ....................... 52,610 3,853,156
Ferguson Enterprises, Inc. .............. 18,470 3,345,287
FTAI Aviation Ltd. .................... 9,122 917,035
United Rentals, Inc. .................. 6,037 4,576,408
Watsco, Inc. ....................... 3,202 1,532,445
WW Grainger, Inc. ................... 4,107 4,364,386
18,588,717
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 17,938 2,235,792
Total Long-Term Investments — 99 .8%
(Cost: $ 824,859,842 ) .............................. 1,056,634,642
Short-Term Securities
Money Market Funds — 2.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(e)
.................. 19,222,916 19,232,528
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 2,554,812 2,554,812
Total Short-Term Securities — 2 .1%
(Cost: $ 21,779,931 ) ............................... 21,787,340
Total Investments — 101 .9%
(Cost: $ 846,639,773 ) .............................. 1,078,421,982
Liabilities in Excess of Other Assets — (1.9) % ............. (19,724,065)
Net Assets — 100.0% ...............................
$ 1,058,697,917
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,387,355 $ 7,845,936
(a)
$ — $ (1,903) $ 1,140 $ 19,232,528 19,222,916 $ 84,813
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,485,250 1,069,562
(a)
— — — 2,554,812 2,554,812 72,623 —
$ (1,903) $ 1,140 $ 21,787,340 $ 157,436 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 5 03/21/25 $ 1,625 $ 48,005

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,056,509,216 $ 125,426 $ — $ 1,056,634,642
Short-Term Securities
Money Market Funds ...................................... 21,787,340 — — 21,787,340
$ 1,078,296,556 $ 125,426 $ — $ 1,078,421,982
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 48,005 $ — $ — $ 48,005
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust